Securities (Narrative Disclosures) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012 securities	Sep. 30, 2011	Sep. 30, 2012 securities	Sep. 30, 2011	Dec. 31, 2011 securities
Investments, Debt and Equity Securities [Abstract]
Proceeds from sale of available-for-sale securities	$ 0	$ 0	$ 0	$ 0
Securities in unrealized loss positions	32		32		9
Securities in an unrealized loss position, twelve months or greater	0		0
Other than temporary impairment			0	0
Available-for-sale securities pledged as collateral	$ 22,900,000		$ 22,900,000		$ 19,600,000